American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2022

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 48.6%
Focused Dynamic Growth Fund G Class	958,519	42,654,087
Focused Large Cap Value Fund G Class	16,755,470	167,554,699
Growth Fund G Class	2,232,074	96,135,412
Heritage Fund G Class	3,745,451	83,223,913
Mid Cap Value Fund G Class	6,398,117	106,336,709
NT Disciplined Growth Fund G Class	1,530,550	20,111,430
NT Equity Growth Fund G Class	6,893,232	68,932,325
Small Cap Growth Fund G Class	1,104,708	20,901,074
Small Cap Value Fund G Class	2,180,427	21,542,616
Sustainable Equity Fund G Class	3,049,648	125,218,534
		752,610,799
International Equity Funds — 21.7%
Emerging Markets Fund G Class	7,109,553	79,200,420
Global Real Estate Fund G Class	2,446,299	33,979,100
International Growth Fund G Class	7,985,290	90,872,596
International Small-Mid Cap Fund G Class	3,298,042	32,914,458
International Value Fund G Class	7,279,669	55,325,485
Non-U.S. Intrinsic Value Fund G Class	4,837,694	43,007,101
		335,299,160
Domestic Fixed Income Funds — 21.6%
Inflation-Adjusted Bond Fund G Class	3,821,667	46,853,642
NT Diversified Bond Fund G Class	22,796,690	230,018,602
NT High Income Fund G Class	6,453,989	58,085,902
		334,958,146
International Fixed Income Funds — 8.1%
Emerging Markets Debt Fund G Class	3,752,563	33,848,120
Global Bond Fund G Class	9,666,242	91,539,307
		125,387,427
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,396,642,181)		1,548,255,532
OTHER ASSETS AND LIABILITIES†		(1,242)
TOTAL NET ASSETS — 100.0%		$1,548,254,290

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$59,246	$5,662	$3,079	$(19,175)	$42,654	959	$3,022	$1,236
Focused Large Cap Value Fund(3)	205,098	49,303	49,998	(36,848)	167,555	16,755	1,827	40,424
Growth Fund(3)	123,448	19,605	15,879	(31,039)	96,135	2,232	5,524	10,779
Heritage Fund(3)	106,942	22,078	9,083	(36,713)	83,224	3,745	563	10,169
Mid Cap Value Fund(3)	129,150	28,391	31,073	(20,131)	106,337	6,398	1,613	24,045
NT Disciplined Growth Fund	23,892	3,542	1,373	(5,950)	20,111	1,531	177	2,967
NT Equity Growth Fund	85,538	17,381	12,236	(21,751)	68,932	6,893	1,355	15,219
Small Cap Growth Fund	25,689	5,207	698	(9,297)	20,901	1,105	103	4,263
Small Cap Value Fund	27,350	2,749	4,634	(3,922)	21,543	2,180	858	2,050
Sustainable Equity Fund	157,373	9,526	22,184	(19,496)	125,219	3,050	6,081	4,860
Emerging Markets Fund(3)	93,862	21,438	4,674	(31,426)	79,200	7,110	(489)	8,150
Global Real Estate Fund(3)	42,198	9,529	9,422	(8,326)	33,979	2,446	772	8,371
International Growth Fund(3)	112,577	20,904	7,659	(34,949)	90,873	7,985	2,497	11,436
International Small-Mid Cap Fund(4)	43,283	10,011	2,603	(17,776)	32,915	3,298	1,538	7,775
International Value Fund(3)	64,957	12,289	8,964	(12,957)	55,325	7,280	(279)	7,351
Non-U.S. Intrinsic Value Fund	52,658	6,105	9,156	(6,600)	43,007	4,838	21	2,848
Inflation-Adjusted Bond Fund	53,362	3,349	6,568	(3,289)	46,854	3,822	4	1,854
NT Diversified Bond Fund	272,059	30,355	44,223	(28,172)	230,019	22,797	(1,666)	4,788
NT High Income Fund	66,653	5,238	6,990	(6,815)	58,086	6,454	(276)	3,469
Emerging Markets Debt Fund	38,910	3,545	2,773	(5,834)	33,848	3,753	(232)	1,241
Global Bond Fund	107,776	6,821	11,524	(11,534)	91,539	9,666	(456)	3,481
	$1,892,021	$293,028	$264,793	$(372,000)	$1,548,256	124,297	$22,557	$176,776
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.